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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [_]; Amendment Number: ______

This Amendment (Check only one.): [_]  is a restatement.
                                  [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mercury Real Estate Advisors LLC
Address: Three River Road
         Greenwich, CT 06807

13F File Number 28-11650

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:. Malcolm F. MacLean IV
Title: Managing Member
Phone: (203) 769-2980

Signature, Place and Date of Signing

 /s/ Malcolm F. MacLean IV  Greenwich, Connecticut       November 6, 2007
 ------------------------- ------------------------  ------------------------

Report Type (Check only one.)

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      2

Form 13F Information Table Entry Total:                22

Form 13F Information Table Value Total: $215,004 (x 1000)


List of Other Included Managers:

   01  File Number 28-11653        David R. Jarvis

   02  File Number 28-11654        Malcolm F. MacLean IV

       Mercury Real Estate Advisors, LLC, Mr. Jarvis and Mr. MacLean share investment discretion with respect to the reported securities.

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                          FORM 13F INFORMATION TABLE

                                                                                         Voting    Voting    Voting
                                         Value x  Shares   SH/ Put/ Investment  Other   Authority Authority Authority
Issuer              Type         Cusip    1000    Prn Amt  PRN Call Discretion Managers   Sole     Shared     None
------         --------------- --------- ------- --------- --- ---- ---------- -------- --------- --------- ---------
BARNWELL
  INDUSTRIES
  INC COM ST    COMMON STOCK   068221100 13,447    808,115 SH         OTHER               808,115     0         0
CALIFORNIA
  COASTAL C
  MNTYS INC     COMMON STOCK   129915203 10,526    857,160 SH         OTHER               857,160     0         0
CAPITAL PPTYS
  INC RI COM    COMMON STOCK   140430109  2,567    109,247 SH         OTHER               109,247     0         0
COUNTRYWIDE
  FINANCIA L
  CORP CO       OPTIONS--PUTS  99ADP3VJ5     22     40,000 SH  Put    OTHER                40,000     0         0
FELDMAN
  MALL
  PROPERT IES    REITS/RICS    314308107  8,936  1,182,053 SH         OTHER             1,182,053     0         0
LAS VEGAS
  SANDS CORP
  COM STK       COMMON STOCK   517834107 18,264    136,890 SH         OTHER               136,890     0         0
MAXUS
  REALTY
  TRUST I NC
  COM RE         REITS/RICS    57774B109    473     47,573 SH         OTHER                47,573     0         0
NEW ENGLAND
  REALTY A
  SSOCIATES     COMMON STOCK   644206104 10,962    137,197 SH         OTHER               137,197     0         0
NOVASTAR
  FINL INC
  COM REIT      OPTIONS--PUTS  99AD7GR85     39      7,500 SH  Put    OTHER                 7,500     0         0
NOVASTAR
  FINL INC
  COM REIT      OPTIONS--PUTS  99AD7GS01     40     22,500 SH  Put    OTHER                22,500     0         0
NOVASTAR
  FINL INC
  COM REIT      OPTIONS--PUTS  99AD7H9X8     54     16,000 SH  Put    OTHER                16,000     0         0
PICO
  HOLDINGS
  INC COM STK   COMMON STOCK   693366205  8,048    193,691 SH         OTHER               193,691     0         0
PROSHARES TR
  REAL EST
  PRO ETF      US ETF'S--US TR 74347R552 44,825    503,030 SH         OTHER               503,030     0         0
RAIT
  FINANCIAL
  TRUST         OPTIONS--PUTS  99ADJY413     97     51,500 SH  Put    OTHER                51,500     0         0
SONESTA
  INTERNATIONA
  L HOTELS      COMMON STOCK   835438409 15,479    362,842 SH         OTHER               362,842     0         0
STANDARD
  PAC CORP
  COM STK       OPTIONS--PUTS  99O9KGNK1    211     44,000 SH  Put    OTHER                44,000     0         0
STANDARD
  PAC CORP
  COM STK       OPTIONS--PUTS  99O9KGNL9    219     23,000 SH  Put    OTHER                23,000     0         0
STANDARD
  PAC CORP
  COM STK       OPTIONS--PUTS  99O9L2QM4    220     31,000 SH  Put    OTHER                31,000     0         0
TEXAS PACIFIC
  LAND T RUST
  COM           COMMON STOCK   882610108 46,486    878,753 SH         OTHER               878,753     0         0
ULTRASHORT
  FINANCIAL S
  PROSHA       US ETF'S--US TR 74347R628  2,597     32,900 SH         OTHER                32,900     0         0
ULTRASHORT
  RUSSELL2000
  PROSHAR      US ETF'S--US TR 74347R834  3,295     50,000 SH         OTHER                50,000     0         0
VAIL RESORTS
  INC COM STK   COMMON STOCK   91879Q109 28,199    452,700 SH         OTHER               452,700     0         0